Quarterly Report
March 31, 2019
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 101.6%
Aerospace – 0.3%
TransDigm, Inc., 6.5%, 7/15/2024	$5,985,000	$6,149,588
Asset-Backed & Securitized – 17.0%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 4.337% (LIBOR - 3mo. + 1.55%), 7/15/2026 (n)	$2,711,698	$2,708,946
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	5,554,267	5,496,508
ALM V Ltd., 2012-5A, “A2R3”, FLR, 4.03% (LIBOR - 3mo. + 1.25%), 10/18/2027 (z)	4,010,000	3,997,549
ALM V Ltd., 2012-5A, “BR3”, FLR, 4.43% (LIBOR - 3mo. + 1.7%), 10/18/2027 (z)	1,750,000	1,713,040
Arbor Realty CLO Ltd., 2017-FL2, “C”, FLR, 4.833% (LIBOR - 1mo. + 2.35%), 8/15/2027 (z)	1,494,500	1,491,698
Arbor Realty CLO Ltd., 2018-FL1, “A”, FLR, 3.633% (LIBOR - 1mo. + 1.15%), 6/15/2028 (z)	7,720,000	7,705,597
Atrium XII Corp., 2012-A, “B1R”, FLR, 4.111% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,388,719
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 4.083% (LIBOR - 1mo. + 1.6%), 8/15/2032 (z)	2,312,000	2,306,383
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 3.333% (LIBOR - 1mo. + 0.85%), 1/15/2033 (z)	5,428,268	5,383,416
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.733% (LIBOR - 1mo. + 1.25%), 1/15/2033 (z)	3,713,508	3,691,926
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.183% (LIBOR - 1mo. + 2.7%), 1/15/2033 (z)	1,668,091	1,657,794
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.583% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	2,255,000	2,240,946
Bancorp Commercial Mortgage Trust, 2018-CRE4, “B”, FLR, 3.733% (LIBOR - 1mo. + 1.25%), 9/15/2035 (z)	2,030,000	2,017,371
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.583% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	1,465,000	1,468,529
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 3.491% (LIBOR - 1mo. + 1%), 3/15/2036 (z)	4,321,010	4,324,195
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.841% (LIBOR - 1mo. + 1.35%), 3/15/2036 (z)	1,306,606	1,307,655
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	125,546	13
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.096% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	72,939	68,511
Bear Stearns Cos., Inc., “A2”, FLR, 2.935% (LIBOR - 1mo. + 0.45%), 12/25/2042	443,196	437,318
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062	9,521,000	9,873,265
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	8,533,189	8,580,649
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	1,355,530	1,353,536
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (z)	4,851,347	4,803,985
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	5,201,214	5,217,785
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,229,710
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	7,671,000	7,743,342
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	5,904,000	6,139,007
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/2045	3,950,000	3,993,277
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,349,235
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	3,010,332
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	12,940,000	13,183,782
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,756,870
Cutwater Ltd., 2014-1A, “BR”, FLR, 5.187% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	3,135,000	3,097,869
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.587% (LIBOR - 3mo. + 1.8%), 1/15/2029 (z)	10,770,000	10,734,028
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	3,610,348	3,608,685
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.633% (LIBOR - 1mo. + 1.15%), 6/15/2035 (z)	2,090,000	2,079,572
Flatiron CLO Ltd., 2013-1A, “A1R”, FLR, 3.933% (LIBOR - 3mo. + 1.16%), 1/17/2026 (n)	2,661,173	2,663,621
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 4.187% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	10,675,817	10,490,408
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.687% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,970,000	1,946,021
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	4,559,000	4,556,737
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	10,726,000	10,696,749
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.835% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)	6,199,500	6,199,488
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FLR, 3.053% (LIBOR - 1mo. + 0.57%), 1/18/2022 (n)	14,876,000	14,900,995
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	3,932,000	3,911,913
Granite Point Mortgage Trust Inc., FLR, 3.386% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	3,576,401	3,569,395
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	8,080,577
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.48% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)	6,545,000	6,435,286
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 3.933% (LIBOR - 1mo. + 1.45%), 8/15/2028 (n)	875,000	872,817
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 4.133% (LIBOR - 1mo. + 1.65%), 8/15/2028 (z)	1,800,000	1,794,398
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.833% (LIBOR - 1mo. + 2.35%), 8/15/2028 (z)	595,000	592,769
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 3.181% (LIBOR-1mo. + 0.7%), 3/17/2037 (z)	9,970,170	9,835,285
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	12,296,077
JPMorgan Chase Commercial Mortgage Securities Corp., 5.785%, 7/15/2042 (n)(q)	34,041	23,238

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	$7,520,623	$7,644,622
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	362,477	371,339
JPMorgan Mortgage Trust, “A1”, 4.413%, 10/25/2033	124,489	126,102
KKR Real Estate Financial Trust, Inc. Ltd., 2018-FL1, “C”, FLR, 4.483% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	5,197,500	5,197,479
Lehman Brothers Commercial Conduit Mortgage Trust, 0.622%, 2/18/2030 (i)	3,470	0
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.983% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	8,900,000	8,900,006
LoanCore Ltd., 2018-CRE1, “C”, FLR, 5.033% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	2,342,959
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.687% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	3,000,000	2,973,216
Merrill Lynch Mortgage Investors, Inc., “A”, 4.363%, 5/25/2036	303,475	307,293
Merrill Lynch Mortgage Investors, Inc., “A5”, 4.317%, 4/25/2035	183,151	175,053
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,052,145
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 4.037% (LIBOR - 3mo. + 1.25%), 1/15/2028 (z)	4,360,000	4,292,568
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (z)	3,250,000	3,261,839
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 5.311% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	1,450,000	1,447,341
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 4.137% (LIBOR - 3mo. + 1.35%), 7/15/2027 (z)	6,280,000	6,226,444
Parallel Ltd., 2015-1A, “C1R”, FLR, 4.511% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,680,000	1,647,685
Parallel Ltd., 2015-1A, “C2R”, FLR, 4.511% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,775,185
Preferred Term Securities XIX Ltd., CDO, FLR, 2.96% (LIBOR - 3mo. + 0.35%), 12/22/2035 (z)	290,524	273,819
Race Point CLO Ltd., 2013-8A, “AR”, FLR, 3.983% (LIBOR - 3mo. + 1.34%), 2/20/2030 (n)	5,825,355	5,830,287
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	31,212	30,309
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.983% (LIBOR - 1mo. + 1.5%), 1/15/2035 (z)	3,381,750	3,380,686
TICP CLO Ltd., 2018-IA, “A2”, FLR, 4.264% (LIBOR - 3mo. + 1.5%), 4/26/2028 (z)	6,750,828	6,659,425
UBS Commercial Mortgage Trust 2017-C8, “A4”, 3.983%, 2/15/2051	2,145,766	2,257,406
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	13,431,226
West CLO Ltd., 2014-1A, “A2R”, FLR, 4.13% (LIBOR - 3mo. + 1.35%), 7/18/2026 (n)	8,174,074	8,119,970
West CLO Ltd., 2014-1A, “CR”, FLR, 5.78% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	1,680,000	1,665,325
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 4.487% (LIBOR - 1mo. + 1.7%), 10/15/2027 (z)	975,000	950,646
		$348,367,192
Automotive – 0.8%
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)	$6,375,000	$6,080,156
General Motors Co., 4.875%, 10/02/2023	4,291,000	4,462,437
General Motors Co., 5.2%, 4/01/2045	4,005,000	3,557,595
General Motors Financial Co., Inc., 3.45%, 4/10/2022	2,500,000	2,500,147
		$16,600,335
Broadcasting – 0.8%
Fox Corp., 4.709%, 1/25/2029 (n)	$8,554,000	$9,171,541
Netflix, Inc., 4.875%, 4/15/2028	5,398,000	5,344,020
Time Warner, Inc., 3.8%, 2/15/2027	2,105,000	2,096,437
		$16,611,998
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp., 3.2%, 3/02/2027	$9,227,000	$9,280,337
Charles Schwab Corp., 3.2%, 1/25/2028	5,189,000	5,180,209
E*TRADE Financial Corp., 3.8%, 8/24/2027	5,435,000	5,276,826
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,485,000	3,540,265
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	3,417,000	3,539,827
Raymond James Financial, Inc., 4.95%, 7/15/2046	8,066,000	8,530,456
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	1,773,000	1,788,564
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	3,034,000	3,045,993
		$40,182,477
Building – 1.2%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$8,330,000	$8,637,002
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,407,000	1,347,361
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	3,819,000	3,354,332
Masco Corp., 4.375%, 4/01/2026	6,170,000	6,274,932
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	2,645,000	2,711,125

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Standard Industries, Inc., 6%, 10/15/2025 (n)	$2,645,000	$2,769,553
		$25,094,305
Business Services – 0.7%
Equinix, Inc., 5.375%, 5/15/2027	$6,006,000	$6,308,102
Fidelity National Information Services, Inc., 3%, 8/15/2026	7,885,000	7,554,223
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	1,507,000	1,495,662
		$15,357,987
Cable TV – 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$3,865,000	$3,966,456
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	8,099,545
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	6,560,000	6,742,368
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	7,020,000	7,171,281
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,721,000	3,252,252
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	378,105
Videotron Ltd., 5%, 7/15/2022	8,605,000	8,873,906
		$38,483,913
Chemicals – 0.2%
Sasol Financing USA LLC, 6.5%, 9/27/2028	$3,906,000	$4,262,440
Computer Software – 0.8%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (z)	$10,112,000	$10,200,783
Microsoft Corp., 4.1%, 2/06/2037	5,836,000	6,347,480
		$16,548,263
Computer Software - Systems – 0.3%
Apple, Inc., 4.375%, 5/13/2045	$4,792,000	$5,216,392
Conglomerates – 0.9%
Johnson Controls International PLC, 5.7%, 3/01/2041	$2,075,000	$2,337,826
United Technologies Corp., 4.125%, 11/16/2028	2,100,000	2,181,724
United Technologies Corp., 4.05%, 5/04/2047	5,638,000	5,400,195
Wabtec Corp., 4.95%, 9/15/2028	7,993,000	8,111,754
		$18,031,499
Consumer Products – 1.0%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,765,000	$6,917,498
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	13,673,000	13,436,484
		$20,353,982
Consumer Services – 0.6%
Priceline Group, Inc., 2.75%, 3/15/2023	$1,728,000	$1,719,402
Priceline Group, Inc., 3.65%, 3/15/2025	3,610,000	3,680,182
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	2,145,000	1,475,592
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	6,221,000	3,576,274
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	2,145,000	1,139,014
		$11,590,464
Containers – 0.6%
ARD Finance S.A., 7.125%, 9/15/2023	$5,245,000	$5,225,331
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	6,980,000	7,013,504
		$12,238,835

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$8,020,000	$7,661,702
Broadcom, Inc., 3.625%, 10/15/2024 (z)	8,720,000	8,651,984
		$16,313,686
Emerging Market Quasi-Sovereign – 1.0%
Petrobras Global Finance B.V., 5.75%, 2/01/2029	$5,930,000	$5,873,665
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	15,191,000	15,062,427
		$20,936,092
Energy - Integrated – 0.4%
Eni S.p.A., 4%, 9/12/2023 (n)	$5,485,000	$5,627,664
Shell International Finance B.V., 3.75%, 9/12/2046	2,634,000	2,639,303
		$8,266,967
Entertainment – 0.3%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$7,151,000	$7,066,046
Financial Institutions – 0.4%
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (z)	$5,845,000	$6,020,350
GE Capital International Funding Co., 4.418%, 11/15/2035	3,160,000	2,921,377
		$8,941,727
Food & Beverages – 0.9%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046 (z)	$3,064,000	$3,077,435
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	2,400,000	2,469,811
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	2,702,000	2,924,952
Conagra Brands, Inc., 4.6%, 11/01/2025	4,150,000	4,355,672
General Mills, Inc., 4%, 4/17/2025	2,159,000	2,233,992
Kraft Heinz Foods Co., 4.375%, 6/01/2046	4,849,000	4,194,583
		$19,256,445
Forest & Paper Products – 0.2%
Packaging Corp. of America, 3.65%, 9/15/2024	$3,490,000	$3,509,179
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,350,000	$4,579,201
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,257,000	2,364,208
		$6,943,409
Health Maintenance Organizations – 0.5%
Cigna Corp., 3.75%, 7/15/2023 (z)	$9,040,000	$9,268,741
Industrial – 0.3%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$5,245,000	$5,185,994
Insurance – 1.1%
American International Group, Inc., 3.75%, 7/10/2025	$4,804,000	$4,807,240
American International Group, Inc., 3.9%, 4/01/2026	5,113,000	5,145,357
American International Group, Inc., 4.7%, 7/10/2035	2,777,000	2,784,228
American International Group, Inc., 4.5%, 7/16/2044	2,465,000	2,360,503
Lincoln National Corp., 3.8%, 3/01/2028	1,785,000	1,808,964
Principal Financial Group, Inc., 3.4%, 5/15/2025	4,724,000	4,744,866
		$21,651,158
Insurance - Health – 0.6%
Centene Corp., 5.375%, 6/01/2026 (n)	$4,161,000	$4,343,044
UnitedHealth Group, Inc., 2.375%, 10/15/2022	8,997,000	8,903,651
		$13,246,695

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.4%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$6,806,199
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,364,000	5,345,225
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,359,000	3,436,551
Marsh & McLennan Cos., Inc., 4.375%, 3/15/2029	1,962,000	2,076,177
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	9,949,000	9,868,897
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	926,000	954,645
		$28,487,694
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (z)	$2,687,000	$2,738,743
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,209,000	$1,240,817
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,385,000	3,242,643
		$4,483,460
Major Banks – 8.5%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$5,000,000	$5,216,615
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	8,376,000	8,190,463
Bank of America Corp., 4.443% to 1/20/2047, FLR (LIBOR - 3mo. + 1.99%) to 1/20/2048	6,670,000	6,955,719
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	8,260,000	8,739,989
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	6,088,000	6,177,189
Bank of America Corp., FLR, 6.5% (LIBOR - 3mo. + 4.174%), 10/23/2049	4,004,000	4,344,500
Bank of New York Mellon Corp., 3.442%, 2/07/2028	12,874,000	13,077,605
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,499,000	3,617,151
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,899,000	2,033,753
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	3,355,000	3,380,396
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	11,855,000	12,059,105
Goldman Sachs Group, Inc., 3.625%, 2/20/2024	3,000,000	3,030,679
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	5,290,000	5,310,639
JPMorgan Chase & Co., 4.25%, 10/15/2020	1,385,000	1,416,305
JPMorgan Chase & Co., 4.5%, 1/24/2022	947,000	990,604
JPMorgan Chase & Co., 3.125%, 1/23/2025	374,000	374,277
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR (LIBOR - 3mo. + 0.945%) to 1/23/2029	2,455,000	2,438,282
JPMorgan Chase & Co., 4.005%, 4/23/2029	11,547,000	11,860,169
Lloyds Bank PLC, 3.75%, 1/11/2027	7,906,000	7,775,589
Morgan Stanley, 3.75%, 2/25/2023	8,585,000	8,805,535
Morgan Stanley, 3.125%, 7/27/2026	483,000	470,184
Morgan Stanley, 4.3%, 1/27/2045	1,528,000	1,553,708
Morgan Stanley, 4.375%, 1/22/2047	9,571,000	9,865,585
PNC Bank N.A., 3.1%, 10/25/2027	10,280,000	10,250,299
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	7,121,000	7,601,325
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FLR (Swap Rate - 5yr. + 5.72%) to 12/29/2049	1,662,000	1,782,495
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	4,623,000	4,569,340
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,836,000	4,992,836
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	5,292,000	5,503,347
Wachovia Corp., 6.605%, 10/01/2025	1,764,000	2,039,375
Wells Fargo & Co., 3.069%, 1/24/2023	4,635,000	4,641,142
Wells Fargo & Co., 4.15%, 1/24/2029	5,601,000	5,854,913
		$174,919,113
Medical & Health Technology & Services – 1.8%
Catholic Health Initiatives, 2.95%, 11/01/2022	$6,666,000	$6,620,184
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	3,555,000	3,771,792
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	5,360,000	5,843,673
HCA, Inc., 5.25%, 6/15/2026	3,026,000	3,242,263
HCA, Inc., 5.625%, 9/01/2028	7,640,000	8,079,300
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,518,000	2,454,152
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,452,743

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Northwell Healthcare, Inc., 4.26%, 11/01/2047	$4,465,000	$4,502,694
		$35,966,801
Medical Equipment – 0.6%
Abbott Laboratories, 3.4%, 11/30/2023	$2,684,000	$2,739,239
Abbott Laboratories, 4.9%, 11/30/2046	5,863,000	6,780,034
Boston Scientific Corp., 4%, 3/01/2029	2,000,000	2,065,545
		$11,584,818
Metals & Mining – 1.7%
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	$5,570,000	$5,068,700
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	8,679,000	9,199,740
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	4,095,000	4,170,962
Glencore Funding LLC, 4%, 3/27/2027 (n)	5,690,000	5,521,578
Novelis Corp., 5.875%, 9/30/2026 (n)	5,245,000	5,225,332
Vale Overseas Ltd., 6.25%, 8/10/2026	4,758,000	5,171,946
		$34,358,258
Midstream – 2.8%
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	$5,460,000	$5,692,050
Enbridge, Inc., 4.25%, 12/01/2026	7,802,000	8,134,529
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,550,000	8,549,231
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,240,000	2,600,115
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,778,000	2,938,872
MPLX LP, 4.7%, 4/15/2048	2,384,000	2,277,471
ONEOK, Inc., 5.2%, 7/15/2048	5,276,000	5,413,682
Phillips 66 Partners LP, 4.68%, 2/15/2045	1,285,000	1,265,847
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	5,449,000	6,004,962
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	5,259,000	5,576,732
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,847,000	2,867,003
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026 (n)	6,555,000	6,928,635
		$58,249,129
Mortgage-Backed – 24.4%
Fannie Mae, 5.5%, 7/01/2019 - 4/01/2040	$9,229,333	$10,095,186
Fannie Mae, 4.6%, 9/01/2019	680,494	683,618
Fannie Mae, 1.99%, 10/01/2019	2,461,300	2,456,615
Fannie Mae, 5%, 6/01/2020 - 3/01/2042	6,897,496	7,423,369
Fannie Mae, 5.19%, 9/01/2020	138,567	140,805
Fannie Mae, 3.416%, 10/01/2020	483,148	488,524
Fannie Mae, 2.14%, 5/01/2021	888,755	880,648
Fannie Mae, 3.89%, 7/01/2021	1,098,398	1,125,726
Fannie Mae, 2.56%, 10/01/2021	783,795	783,341
Fannie Mae, 2.64%, 11/01/2021	1,157,875	1,161,939
Fannie Mae, 2.75%, 3/01/2022	1,098,013	1,105,723
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	2,338,421	2,568,365
Fannie Mae, 2.525%, 10/01/2022	1,756,215	1,759,459
Fannie Mae, 2.68%, 3/01/2023	1,688,553	1,694,300
Fannie Mae, 2.41%, 5/01/2023	1,967,746	1,964,788
Fannie Mae, 2.55%, 5/01/2023	1,008,491	1,012,236
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	25,491,845	26,952,133
Fannie Mae, 4%, 3/01/2025 - 1/01/2047	52,911,548	54,936,378
Fannie Mae, 3.5%, 5/25/2025 - 12/01/2046	38,516,967	39,265,766
Fannie Mae, 2.683%, 12/25/2026	6,265,000	6,138,975
Fannie Mae, 3.95%, 1/01/2027	349,200	373,251
Fannie Mae, 3%, 12/01/2031 - 8/01/2047	20,374,106	20,380,652
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	4,987	5,636
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,082,093	1,050,985
Fannie Mae, TBA, 2.5%, 4/01/2028	4,600,000	4,572,555

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, TBA, 3%, 4/01/2029	$18,200,000	$18,367,370
Federal Home Loan Bank, 5%, 7/01/2035	1,904,878	2,053,194
Freddie Mac, 5.5%, 6/01/2019 - 1/01/2038	409,378	449,037
Freddie Mac, 4.186%, 8/25/2019	1,076,992	1,078,931
Freddie Mac, 1.869%, 11/25/2019	4,812,764	4,786,269
Freddie Mac, 4.251%, 1/25/2020	807,000	811,321
Freddie Mac, 5%, 4/01/2020 - 7/01/2041	2,698,731	2,913,591
Freddie Mac, 3.034%, 10/25/2020	2,574,601	2,581,136
Freddie Mac, 2.856%, 1/25/2021	5,285,563	5,297,005
Freddie Mac, 2.791%, 1/25/2022	4,439,000	4,460,085
Freddie Mac, 2.716%, 6/25/2022	1,478,636	1,484,094
Freddie Mac, 3.32%, 2/25/2023	3,956,000	4,062,822
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	9,057,972	9,314,555
Freddie Mac, 3.06%, 7/25/2023	4,230,000	4,305,238
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,486,716
Freddie Mac, 3.458%, 8/25/2023	7,000,000	7,228,650
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,780,377
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,191,909
Freddie Mac, 3.329%, 5/25/2025	6,457,000	6,673,909
Freddie Mac, 4%, 7/01/2025 - 10/01/2048	12,339,193	12,753,958
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	6,355,608	6,726,002
Freddie Mac, 2.745%, 1/25/2026	3,620,000	3,616,073
Freddie Mac, 2.673%, 3/25/2026	4,000,000	3,976,664
Freddie Mac, 3.224%, 3/25/2027	5,184,000	5,312,149
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	118,740	130,456
Freddie Mac, 3.5%, 11/01/2037 - 9/01/2048	54,913,429	55,924,418
Freddie Mac, 3%, 1/01/2038 - 9/01/2048	32,035,837	31,999,700
Ginnie Mae, 2.5%, 7/20/2032	500,000	474,082
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	2,151,664	2,351,971
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	256,361	282,500
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2041	10,205,351	10,750,843
Ginnie Mae, 4%, 10/20/2040 - 11/20/2048	4,202,169	4,363,103
Ginnie Mae, 3.5%, 11/15/2040 - 12/20/2048	41,238,797	42,162,536
Ginnie Mae, 3%, 11/20/2047 - 1/20/2048	34,017,055	34,173,077
Ginnie Mae, TBA, 4%, 4/01/2043	5,375,000	5,549,583
Ginnie Mae, TBA, 4.5%, 4/01/2043	3,450,000	3,583,216
Ginnie Mae, TBA, 5%, 4/01/2043	1,900,000	1,984,936
		$500,462,449
Municipals – 1.7%
Bridgeview, IL, Stadium and Redvelopment Projects, 5.06%, 12/01/2025	$910,000	$914,150
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	13,215,000	11,608,981
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	4,135,803
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	3,250,000	3,920,442
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	2,195,000	2,793,752
State of California (Build America Bonds), 7.625%, 3/01/2040	860,000	1,302,625
State of California (Build America Bonds), 7.6%, 11/01/2040	5,010,000	7,777,975
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,260,000	2,389,521
		$34,843,249
Natural Gas - Distribution – 0.8%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,294,000	$9,080,443
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	8,200,000	7,848,232
		$16,928,675
Network & Telecom – 0.6%
AT&T, Inc., 4.5%, 5/15/2035	$8,154,000	$8,033,431
AT&T, Inc., 5.25%, 3/01/2037	3,281,000	3,437,552
		$11,470,983

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.6%
Marathon Petroleum Corp., 3.8%, 4/01/2028 (n)	$2,155,000	$2,133,574
Marathon Petroleum Corp., 4.75%, 9/15/2044	7,350,000	7,317,280
Marathon Petroleum Corp., 5.85%, 12/15/2045	2,683,000	2,874,230
		$12,325,084
Other Banks & Diversified Financials – 2.8%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,570,000	$2,772,285
Capital One Financial Corp., 3.75%, 3/09/2027	5,859,000	5,763,237
Capital One Financial Corp., 3.8%, 1/31/2028	5,853,000	5,775,948
Citigroup, Inc., 4.4%, 6/10/2025	3,247,000	3,361,579
Compass Bank, 2.875%, 6/29/2022	10,895,000	10,781,124
Fifth Third Bancorp, 3.65%, 1/25/2024	8,831,000	9,043,781
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	5,771,000	5,802,971
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR (LIBOR - 3mo. + 12.98%) to 8/29/2049 (n)	8,909,000	9,281,664
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 3.703%) to 12/31/2165 (n)	5,003,000	4,619,270
		$57,201,859
Pharmaceuticals – 0.8%
Actavis Funding SCS, 3.8%, 3/15/2025	$9,371,000	$9,493,160
Elanco Animal Health, Inc., 4.272%, 8/28/2023 (z)	3,654,000	3,765,945
Elanco Animal Health, Inc., 4.9%, 8/28/2028 (n)	2,914,000	3,093,601
		$16,352,706
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$2,924,000	$3,065,106
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,417,000	$2,517,462
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$3,390,000	$3,449,325
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$4,811,000	$4,876,739
Retailers – 0.6%
Best Buy Co., Inc., 5.5%, 3/15/2021	$7,906,000	$8,238,939
Dollar Tree, Inc., 4.2%, 5/15/2028	4,440,000	4,424,298
		$12,663,237
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT, 3.55%, 7/15/2027	$12,018,000	$11,825,885
Crown Castle International Corp., 2.25%, 9/01/2021	2,264,000	2,231,428
Crown Castle International Corp., 3.2%, 9/01/2024	2,497,000	2,477,914
Crown Castle International Corp., 3.7%, 6/15/2026	2,419,000	2,411,396
Crown Castle International Corp., 4%, 3/01/2027	984,000	990,812
Crown Castle International Corp., 3.8%, 2/15/2028	4,000,000	3,975,913
SBA Tower Trust, 2.898%, 10/15/2019 (n)	4,229,000	4,224,127
		$28,137,475
Tobacco – 1.4%
Altria Group, Inc., 4.4%, 2/14/2026	$1,524,000	$1,566,424
Altria Group, Inc., 4.8%, 2/14/2029	3,871,000	3,990,632
B.A.T Capital Corp., 3.222%, 8/15/2024	16,284,000	15,921,851
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	7,775,000	7,878,396
		$29,357,303

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.5%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,612,000	$1,637,083
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	6,986,000	8,961,918
		$10,599,001
U.S. Government Agencies and Equivalents – 1.8%
Small Business Administration, 4.93%, 1/01/2024	$6,766	$6,974
Small Business Administration, 4.34%, 3/01/2024	13,348	13,681
Small Business Administration, 4.99%, 9/01/2024	10,366	10,726
Small Business Administration, 4.86%, 1/01/2025	23,561	24,295
Small Business Administration, 4.625%, 2/01/2025	25,027	25,771
Small Business Administration, 5.11%, 4/01/2025	15,624	16,108
Small Business Administration, 4.43%, 5/01/2029	316,922	325,659
Small Business Administration, 3.21%, 9/01/2030	3,634,089	3,665,791
Small Business Administration, 3.25%, 11/01/2030	371,591	378,251
Small Business Administration, 2.85%, 9/01/2031	754,188	747,482
Small Business Administration, 2.37%, 8/01/2032	597,228	582,266
Small Business Administration, 2.13%, 1/01/2033	2,377,902	2,288,739
Small Business Administration, 2.21%, 2/01/2033	678,833	655,663
Small Business Administration, 2.22%, 3/01/2033	2,325,313	2,248,929
Small Business Administration, 2.08%, 4/01/2033	3,849,943	3,703,774
Small Business Administration, 2.45%, 6/01/2033	4,354,681	4,249,615
Small Business Administration, 3.15%, 7/01/2033	6,107,788	6,148,011
Small Business Administration, 3.16%, 8/01/2033	5,992,922	6,034,303
Small Business Administration, 3.62%, 9/01/2033	5,628,611	5,802,675
		$36,928,713
U.S. Treasury Obligations – 8.1%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,576,000	$2,068,069
U.S. Treasury Bonds, 4.375%, 2/15/2038	7,523,000	9,518,064
U.S. Treasury Bonds, 3.5%, 2/15/2039	9,738,000	11,033,991
U.S. Treasury Bonds, 4.5%, 8/15/2039	228,600	295,153
U.S. Treasury Bonds, 3.125%, 11/15/2041	500,000	531,855
U.S. Treasury Bonds, 3.125%, 2/15/2042	1,300,000	1,381,504
U.S. Treasury Bonds, 2.875%, 5/15/2043	52,691,000	53,499,889
U.S. Treasury Bonds, 3%, 11/15/2045	7,735,000	8,027,480
U.S. Treasury Bonds, 2.875%, 11/15/2046	15,330,000	15,520,427
U.S. Treasury Bonds, 3%, 2/15/2048	13,827,000	14,306,084
U.S. Treasury Notes, 3.625%, 2/15/2020	4,200,000	4,242,000
U.S. Treasury Notes, 1.5%, 4/15/2020	9,248,000	9,162,745
U.S. Treasury Notes, 1.625%, 11/30/2020 (f)	31,311,000	30,946,521
U.S. Treasury Notes, 1.75%, 9/30/2022	6,583,000	6,475,512
		$167,009,294
Utilities - Electric Power – 2.5%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$2,539,000	$2,510,765
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	6,436,000	7,439,322
Dominion Resources, Inc., 3.9%, 10/01/2025	2,048,000	2,112,967
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	14,433,000	13,811,871
Enel Finance International N.V., 3.5%, 4/06/2028 (z)	6,000,000	5,638,834
Exelon Corp., 3.497%, 6/01/2022	1,184,000	1,196,055
Firstenergy Corp., 4.85%, 7/15/2047	8,703,000	9,333,035
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	8,842,000	9,128,214
		$51,171,063
Total Bonds		$2,085,823,548

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 2.48% (v)	17,210,330	$17,210,330

Other Assets, Less Liabilities – (2.4)%		(48,937,791)
Net Assets – 100.0%		$2,054,096,087
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,210,330 and $2,085,823,548, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $353,901,013, representing 17.2% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ALM V Ltd., 2012-5A, “A2R3”, FLR, 4.03% (LIBOR - 3mo. + 1.25%), 10/18/2027	10/04/17	$4,010,000	$3,997,549
ALM V Ltd., 2012-5A, “BR3”, FLR, 4.43% (LIBOR - 3mo. + 1.7%), 10/18/2027	10/04/17	1,750,000	1,713,040
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	11/08/18	2,928,571	3,077,435
Arbor Realty CLO Ltd., 2017-FL2, “C”, FLR, 4.833% (LIBOR - 1mo. + 2.35%), 8/15/2027	2/11/19	1,493,579	1,491,698
Arbor Realty CLO Ltd., 2018-FL1, “A”, FLR, 3.633% (LIBOR - 1mo. + 1.15%), 6/15/2028	5/23/18	7,720,000	7,705,597
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024	2/14/19-2/15/19	5,855,776	6,020,350
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 4.083% (LIBOR - 1mo. + 1.6%), 8/15/2032	2/15/19	2,301,903	2,306,383
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 3.333% (LIBOR - 1mo. + 0.85%), 1/15/2033	3/13/18	5,428,268	5,383,416
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.733% (LIBOR - 1mo. + 1.25%), 1/15/2033	3/13/18	3,713,508	3,691,926
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.183% (LIBOR - 1mo. + 2.7%), 1/15/2033	3/13/18-9/06/18	1,673,821	1,657,794
Bancorp Commercial Mortgage Trust, 2018-CRE4, “B”, FLR, 3.733% (LIBOR - 1mo. + 1.25%), 9/15/2035	9/17/18	2,030,000	2,017,371
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.583% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/17/18	1,465,000	1,468,529
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 3.491% (LIBOR - 1mo. + 1%), 3/15/2036	3/08/19	4,321,010	4,324,195
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.841% (LIBOR - 1mo. + 1.35%), 3/15/2036	3/08/19	1,306,606	1,307,655
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	13	13
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.096% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	72,939	68,511
Broadcom, Inc., 3.625%, 10/15/2024	3/29/19	8,651,809	8,651,984
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	8,533,049	8,580,649
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029	10/24/17	4,851,045	4,803,985
Cigna Corp., 3.75%, 7/15/2023	9/06/18-9/07/18	9,036,753	9,268,741
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.587% (LIBOR - 3mo. + 1.8%), 1/15/2029	10/15/18	10,770,000	10,734,028
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029	3/06/19	10,042,695	10,200,783
Elanco Animal Health, Inc., 4.272%, 8/28/2023	8/14/18	3,654,000	3,765,945
Electricite de France S.A., 4.875%, 9/21/2038	9/19/18	2,609,470	2,738,743
Enel Finance International N.V., 3.5%, 4/06/2028	10/03/17	5,934,604	5,638,834
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.633% (LIBOR - 1mo. + 1.15%), 6/15/2035	6/07/18	2,090,000	2,079,572
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	3,931,372	3,911,913
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.48% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/17/18	6,545,000	6,435,286
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 4.133% (LIBOR - 1mo. + 1.65%), 8/15/2028	8/03/18	1,800,000	1,794,398
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.833% (LIBOR - 1mo. + 2.35%), 8/15/2028	8/03/18	595,000	592,769
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 3.181% (LIBOR-1mo. + 0.7%), 3/17/2037	1/26/18	9,970,170	9,835,285
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	8,200,000	7,848,232
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 4.037% (LIBOR - 3mo. + 1.25%), 1/15/2028	3/21/19	4,303,419	4,292,568
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023	3/06/18	3,249,694	3,261,839
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 4.137% (LIBOR - 3mo. + 1.35%), 7/15/2027	10/27/17	6,280,000	6,226,444
Preferred Term Securities XIX Ltd., CDO, FLR, 2.96% (LIBOR - 3mo. + 0.35%), 12/22/2035	3/28/11	210,474	273,819

Portfolio of Investments (unaudited) – continued
Restricted Securities − continued	Acquisition Date	Cost	Value
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.983% (LIBOR - 1mo. + 1.5%), 1/15/2035	7/20/18	$3,381,750	$3,380,686
TICP CLO Ltd., 2018-IA, “A2”, FLR, 4.264% (LIBOR - 3mo. + 1.5%), 4/26/2028	4/17/18	6,750,828	6,659,425
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 4.487% (LIBOR - 1mo. + 1.7%), 10/15/2027	3/06/19	963,864	950,646
Total Restricted Securities			$168,158,036
% of Net assets			8.2%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
Derivative Contracts at 3/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	671	$142,985,906	June – 2019	$453,706
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	20	$2,993,125	June – 2019	$(75,074)
U.S. Treasury Note 10 yr	Short	USD	307	38,135,156	June – 2019	(20,302)
U.S. Treasury Ultra Note 10 yr	Short	USD	663	88,033,969	June – 2019	(1,808,172)
						$(1,903,548)
At March 31, 2019, the fund had liquid securities with an aggregate value of $1,327,367 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$203,938,007	$—	$203,938,007
Non-U.S. Sovereign Debt	—	23,674,835	—	23,674,835
Municipal Bonds	—	34,843,249	—	34,843,249
U.S. Corporate Bonds	—	767,864,335	—	767,864,335
Residential Mortgage-Backed Securities	—	511,373,810	—	511,373,810
Commercial Mortgage-Backed Securities	—	160,076,906	—	160,076,906
Asset-Backed Securities (including CDOs)	—	177,378,925	—	177,378,925
Foreign Bonds	—	206,673,481	—	206,673,481
Mutual Funds	17,210,330	—	—	17,210,330
Total	$17,210,330	$2,085,823,548	$—	$2,103,033,878
Other Financial Instruments
Futures Contracts - Assets	$453,706	$—	$—	$453,706
Futures Contracts - Liabilities	(1,903,548)	—	—	(1,903,548)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,162,238	210,820,396	(196,772,304)	17,210,330
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,337	$471	$—	$291,268	$17,210,330